Trade and other receivables - Analysis (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables
Trade receivables	€ 8,986	€ 12,562
Receivables from joint ventures in exploration and production activities	1,238	1,754
Receivables from divestments	209	527
Other receivables	2,003	2,058
Total trade and other receivables, net of allowance for doubtful accounts	€ 12,436	€ 16,901